Exhibit 99.1

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	April 2016
Distribution Date	05/16/16
Transaction Month	27
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	January 4, 2014
Closing Date:	February 5, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,194,774,929.46	62,651	3.36%	60.38
Original Adj. Pool Balance:		$1,148,453,622.72

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$234,000,000.00	19.585%	0.20000%		February 17, 2015
Class A-2 Notes	Fixed	$365,000,000.00	30.550%	0.46000%		January 16, 2017
Class A-3 Notes	Fixed	$348,000,000.00	29.127%	0.79000%		July 16, 2018
Class A-4 Notes	Fixed	$115,890,000.00	9.700%	1.32000%		August 15, 2019
Class B Notes	Fixed	$20,670,000.00	1.730%	1.73000%		August 15, 2019
Class C Notes	Fixed	$31,010,000.00	2.595%	2.02000%		August 15, 2019
Class D Notes	Fixed	$25,270,000.00	2.115%	2.53000%		July 15, 2020
Total Securities		$1,139,840,000.00	95.402%

Overcollateralization		$8,613,622.72	0.721%
YSOA		$46,321,306.74	3.877%
Total Original Pool Balance		$1,194,774,929.46	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$200,415,895.76	0.5759077	$180,670,180.45	0.5191672	$19,745,715.30
Class A-4 Notes	$115,890,000.00	1.0000000	$115,890,000.00	1.0000000	$-
Class B Notes	$20,670,000.00	1.0000000	$20,670,000.00	1.0000000	$-
Class C Notes	$31,010,000.00	1.0000000	$31,010,000.00	1.0000000	$-
Class D Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000	$-
Total Securities	$393,255,895.76	0.3450097	$373,510,180.45	0.3276865	$19,745,715.30

Weighted Avg. Coupon (WAC)	3.21%		3.22%
Weighted Avg. Remaining Maturity (WARM)	34.94		34.03
Pool Receivables Balance	$424,398,164.28		$403,822,892.43
Remaining Number of Receivables	39,656		38,877

Adjusted Pool Balance	$410,482,700.10		$390,736,984.80

III. COLLECTIONS

Principal:
Principal Collections	$20,110,566.96
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$416,903.80
Total Principal Collections	$20,527,470.76

Interest:
Interest Collections	$1,135,338.78
Late Fees & Other Charges	$41,538.23
Interest on Repurchase Principal	$-
Total Interest Collections	$1,176,877.01

Collection Account Interest	$7,079.26
Reserve Account Interest	$989.04
Servicer Advances	$-

Total Collections	$21,712,416.07

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	April 2016
Distribution Date	05/16/16
Transaction Month	27
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$21,712,416.07
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$21,712,416.07

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$353,665.14	$-	$353,665.14	$353,665.14
Collection Account Interest					$7,079.26
Late Fees & Other Charges					$41,538.23
Total due to Servicer					$402,282.63

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$131,940.46		$131,940.46
Class A-4 Notes		$127,479.00		$127,479.00

Total Class A interest:		$259,419.46		$259,419.46	$259,419.46

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$29,799.25		$29,799.25	$29,799.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,200.17		$52,200.17	$52,200.17

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$53,277.58		$53,277.58	$53,277.58

Available Funds Remaining:					$20,915,436.98

9. Regular Principal Distribution Amount:					$19,745,715.30

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$19,745,715.30
Class A-4 Notes				$-
Class A Notes Total:		$19,745,715.30		$19,745,715.30
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$19,745,715.30		$19,745,715.30

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,169,721.68

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$13,915,464.18
Beginning Period Amount	$13,915,464.18
Current Period Amortization	$829,556.55
Ending Period Required Amount	$13,085,907.63
Ending Period Amount	$13,085,907.63
Next Distribution Date Required Amount	$12,283,960.25

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	April 2016
Distribution Date	05/16/16
Transaction Month	27
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,871,134.06
Beginning Period Amount	$2,871,134.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,871,134.06
Ending Period Amount	$2,871,134.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$17,226,804.34	$17,226,804.34	$17,226,804.34
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	4.20%	4.41%	4.41%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.94%	38,464	98.41%	$397,418,603.19
30 - 60 Days	0.86%	333	1.28%	$5,169,358.76
61 - 90 Days	0.18%	71	0.27%	$1,101,764.66
91-120 Days	0.02%	9	0.03%	$133,165.82
121 + Days	0.00%	0	0.00%	$-
Total		38,877		$403,822,892.43

Delinquent Receivables 30+ Days Past Due
Current Period	1.06%	413	1.59%	$6,404,289.24
1st Preceding Collection Period	1.04%	412	1.53%	$6,514,161.61
2nd Preceding Collection Period	1.12%	453	1.63%	$7,281,912.62
3rd Preceding Collection Period	1.44%	596	2.13%	$9,972,904.58
Four-Month Average	1.16%		1.72%

Repossession in Current Period		22		$341,623.88
Repossession Inventory		66		$271,608.61

Current Charge-Offs
Gross Principal of Charge-Offs				$464,704.89
Recoveries				$(416,903.80)
Net Loss				$47,801.09

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.14%

Average Pool Balance for Current Period				$414,110,528.35

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.14%
1st Preceding Collection Period				0.04%
2nd Preceding Collection Period				0.64%
3rd Preceding Collection Period				1.01%
Four-Month Average				0.46%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	37	1,508	$24,468,660.65
Recoveries	41	1,306	$(13,288,470.48)
Net Loss			$11,180,190.17
Cumulative Net Loss as a % of Initial Pool Balance			0.94%

Net Loss for Receivables that have experienced a Net Loss *	25	1,280	$11,216,802.09
Average Net Loss for Receivables that have experienced a Net Loss			$8,763.13

Principal Balance of Extensions			$1,573,655.79
Number of Extensions			101

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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